Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42473
Entity Registrant Name	LOGPROSTYLE INC.
Entity Central Index Key	0002040290
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	1-2-3, Kita-Aoyama
Entity Address, Address Line Two	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0061
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	LGPS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	23,610,870
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of LogProstyle, Inc. (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive income, change in stockholders’ equity, and cash flows for the years then ended March 31, 2026 and 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the years then ended March 31, 2026 and 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Bush & Associates CPA LLC
Auditor Location	Las Vegas, Nevada
Auditor Firm ID	6797
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1-2-3, Kita-Aoyama
Entity Address, Address Line Two	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0061
City Area Code	+81
Local Phone Number	03-6910-5320
Contact Personnel Name	Yasuyuki Nozawa
Contact Personnel Email Address	ir@logprostyle.co.jp